Segment Reporting - Summary of Segment Reporting (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Gross revenue from services rendered	R$ 435,947	R$ 496,036	R$ 359,236
Fund Advisory fee	24,072	73,066	31,569
Fund Management fee	396,532	384,321	285,798
Fund Performance fee	15,343	38,649	41,869
Taxes and contributions	(27,852)	(30,578)	(19,344)
Net revenue from services rendered	408,095	465,458	339,892
General and administrative expenses	(215,073)	(222,998)	(124,245)
Share-based payments	(14,276)
Operating profit	178,746	242,460	215,647
Finance income	112,133	28,511	10,050
Finance cost	(19,065)	(13,129)	(13,097)
Finance profit/(loss), net	93,068	15,382	(3,047)
Profit before income taxes	271,814	257,842	212,600
Income taxes	(52,413)	(49,227)	(43,446)
Profit for the year	219,401	208,615	169,154
In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	338,937	378,147	264,493
Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	97,010	117,889	94,743
Private Equity [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	225,391	216,609	189,352
Fund Advisory fee	3,341	6,178	1,096
Fund Management fee	218,393	205,162	172,573
Fund Performance fee	3,659	5,269	15,683
Taxes and contributions	(11,816)	(11,488)	(9,859)
Net revenue from services rendered	213,577	205,121	179,493
General and administrative expenses	(40,919)	(45,118)	(22,603)
Share-based payments	(1,150)
Operating profit	171,508	160,003	156,890
Private Equity [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	151,660	138,403	117,566
Private Equity [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	73,731	78,206	71,786
Liquid Strategies [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	94,995	106,308	76,578
Fund Advisory fee	0	0	0
Fund Management fee	86,838	95,441	64,736
Fund Performance fee	8,158	10,867	11,842
Taxes and contributions	(5,684)	(9,108)	(3,821)
Net revenue from services rendered	89,312	97,200	72,757
General and administrative expenses	(24,686)	(26,313)	(9,309)
Share-based payments	(230)
Operating profit	64,396	70,887	63,448
Liquid Strategies [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	86,690	98,542	62,411
Liquid Strategies [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	8,305	7,766	14,167
Investment Products and solutions [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	94,862	106,290	62,968
Fund Advisory fee	32	59	135
Fund Management fee	91,301	83,718	48,489
Fund Performance fee	3,526	22,513	14,344
Taxes and contributions	(8,561)	(4,202)	(3,040)
Net revenue from services rendered	86,298	102,088	59,928
General and administrative expenses	(18,947)	(28,258)	(10,789)
Share-based payments	(414)
Operating profit	66,937	73,830	49,139
Investment Products and solutions [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	79,888	74,373	54,178
Investment Products and solutions [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	14,974	31,917	8,790
Financial Advisory Services [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	20,699	66,829	30,338
Fund Advisory fee	20,699	66,829	30,338
Fund Management fee	0	0	0
Fund Performance fee	0	0	0
Taxes and contributions	(1,791)	(5,780)	(2,624)
Net revenue from services rendered	18,908	61,049	27,714
General and administrative expenses	(5,021)	(12,513)	(3,012)
Share-based payments	0
Operating profit	13,887	48,536	24,702
Financial Advisory Services [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	20,699	66,829	30,338
Financial Advisory Services [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	0	0	0
Corporate Center [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	0	0	0
Fund Advisory fee	0	0	0
Fund Management fee	0	0	0
Fund Performance fee	0	0	0
Taxes and contributions	0	0	0
Net revenue from services rendered	0	0	0
General and administrative expenses	(119,767)	(110,796)	(78,532)
Share-based payments	(12,482)
Operating profit	(132,249)	(110,796)	(78,532)
Corporate Center [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	0	0	0
Corporate Center [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	0	R$ 0	R$ 0
Vinci Retirement Services [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	0
Fund Advisory fee	0
Fund Management fee	0
Fund Performance fee	0
Taxes and contributions	0
Net revenue from services rendered	0
General and administrative expenses	(5,733)
Share-based payments	0
Operating profit	(5,733)
Vinci Retirement Services [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	0
Vinci Retirement Services [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	R$ 0